Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

April 4, 2022

Filed via EDGAR (CIK # 0001645194)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Legg Mason ETF Investment Trust

(Filing relates to ClearBridge Dividend Strategy ESG ETF and ClearBridge Large Cap Growth ESG ETF (the “Funds”))

File Nos. 333-206784 and 811-23096

Dear Sir or Madam:

On behalf of Legg Mason ETF Investment Trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectus and Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 139 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would have not differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on March 25, 2022 and became effective on March 31, 2022.

Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.